Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Short-term investments measured at fair value	¥ 220,728	¥ 295,319
Accounts receivable, allowance for credit losses	6,862	3,647
Amounts due from related parties, allowance for credit losses	23,394	25,666
Loan receivables, allowance for credit losses	79,510	93,859
Long-term investments measured at fair value	¥ 666,867	¥ 706,413
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	328,034,660	319,455,750
Ordinary shares, shares outstanding | shares	326,307,330	313,019,320